BUSINESS COMBINATIONS: - Unaudited pro forma financial information (Details) - Tapjoy Inc - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Business Acquisition [Line Items]
Revenue from acquisition	$ 49,300
Pro forma revenue	372,450	$ 300,100
Pro forma net income	$ 29,524	$ 6,213